Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	JENSEN PORTFOLIO INC
Central Index Key	dei_EntityCentralIndexKey	0000887215
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2012
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | J Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JENSX
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JENIX
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JENRX

The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund
SUMMARY OF THE FUND
investment objective
The objective of the Jensen Portfolio doing business as ("d/b/a") the Jensen Quality Growth Fund (the "Fund") is long-term capital appreciation.
fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Jensen Portfolio doing business as Jensen Quality Growth Fund		J Shares	I Shares
Management Fees		0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Shareholder Servicing Fee	[1]	none	0.03%
Other Expenses	[2]	0.16%	0.07%
Total Annual Fund Operating Expenses		0.91%	0.60%
[1]	Class I shares are subject to an annual shareholder servicing fee not to exceed 0.10% of average daily net assets of the Class I shares.
[2]	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year's expenses. In addition, Other Expenses for the Class J shares include sub-transfer agency fees paid to certain financial intermediaries who maintain omnibus accounts in the Fund and provide shareholder recordkeeping and servicing to their customers who own shares of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example The Jensen Portfolio doing business as Jensen Quality Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
J Shares	93	290	504	1,120
I Shares	61	192	335	750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the total annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.80% of the average value of its portfolio.
principal investment strategies
To achieve its objective, the Fund invests in equity securities of approximately
25 to 30 companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Fund's investment adviser, Jensen Investment
Management, Inc. (the "Adviser"):

o Have consistently achieved a high return on equity and have a trend of growing free cash flow over the prior ten years;

o Be in excellent financial condition; and

o Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of persistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of
$1 billion or more, and a return on equity of 15% or greater in each of the last
10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund's investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund's objective. In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund's investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company's operating performance, the Fund may continue to hold and  invest in the company.

The Adviser expects to include in the Fund's investment portfolio at any time securities of approximately 25 to 30 primarily domestic companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio.
The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
principal risks of investing in the fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the
Fund. The principal risks of investing in this Fund are:

o Stock Market Risk

The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

o Management Risk

The Adviser may be incorrect in its judgment of the value of particular stocks.
The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's investment objective will be achieved.

o Non-diversification

The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value ("NAV") of the Fund.

o Company and Sector Risk

The Fund's investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the
Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the
Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund's performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the
Fund was able to invest in such rapidly growing, non-qualifying companies.

o Large-Cap Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.
performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one, five, ten years and since inception compare with those of a broad measure of market performance. The
Fund's past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.jenseninvestment,com, or by calling the Fund toll-free at 1-800-992-4144.
Jensen Quality Growth Fund - Class J Shares Annual Total Return as of December 31 of Each Year	[1],[2]

During the ten year period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarter: 15.93% (2nd quarter 2009) Worst Quarter: -21.70% (4th quarter 2008)
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns The Jensen Portfolio doing business as Jensen Quality Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
J Shares	Class J Shares Return Before Taxes	(1.05%)	1.69%	2.96%		Jul 30, 2003
J Shares After Taxes on Distributions	Class J Shares Return After Taxes on Distributions	(1.22%)	1.39%	2.75%		Jul 30, 2003
J Shares After Taxes on Distributions and Sales	Class J Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.46%)	1.39%	2.52%		Jul 30, 2003
I Shares	Class I Shares Return Before Taxes	(0.70%)	1.97%		4.65%	Jul 30, 2003
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	5.01%	Jul 30, 2003

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

[1]	The returns shown in the bar chart are for Class J shares. The performance of Class I shares will differ due to differences in expenses.
[2]	The Fund's year-to-date total return as of June 30, 2012 was 7.33%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2012
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Jensen Portfolio doing business as ("d/b/a") the Jensen Quality Growth Fund (the "Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the total annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.80% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its objective, the Fund invests in equity securities of approximately
25 to 30 companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Fund's investment adviser, Jensen Investment
Management, Inc. (the "Adviser"):

o Have consistently achieved a high return on equity and have a trend of growing free cash flow over the prior ten years;

o Be in excellent financial condition; and

o Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of persistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of
$1 billion or more, and a return on equity of 15% or greater in each of the last
10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund's investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund's objective. In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund's investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company's operating performance, the Fund may continue to hold and  invest in the company.

The Adviser expects to include in the Fund's investment portfolio at any time securities of approximately 25 to 30 primarily domestic companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio.
The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its
		assets may be invested in a limited number of issuers of securities.
Risk [Heading]	rr_RiskHeading	principal risks of investing in the fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the
Fund. The principal risks of investing in this Fund are:

o Stock Market Risk

The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

o Management Risk

The Adviser may be incorrect in its judgment of the value of particular stocks.
The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's investment objective will be achieved.

o Non-diversification

The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value ("NAV") of the Fund.

o Company and Sector Risk

The Fund's investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the
Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the
Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund's performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the
Fund was able to invest in such rapidly growing, non-qualifying companies.

o Large-Cap Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term
		market price fluctuations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value ("NAV") of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one, five, ten years and since inception compare with those of a broad measure of market performance. The
Fund's past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
		www.jenseninvestment,com, or by calling the Fund toll-free at 1-800-992-4144.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one, five, ten years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-4144
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jenseninvestment,com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Jensen Quality Growth Fund - Class J Shares Annual Total Return as of December 31 of Each Year	[1],[2]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten year period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarter: 15.93% (2nd quarter 2009) Worst Quarter: -21.70% (4th quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred
		arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | J Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2002	rr_AnnualReturn2002	(10.97%)
Annual Return 2003	rr_AnnualReturn2003	16.07%
Annual Return 2004	rr_AnnualReturn2004	6.01%
Annual Return 2005	rr_AnnualReturn2005	(1.40%)
Annual Return 2006	rr_AnnualReturn2006	14.01%
Annual Return 2007	rr_AnnualReturn2007	7.29%
Annual Return 2008	rr_AnnualReturn2008	(28.97%)
Annual Return 2009	rr_AnnualReturn2009	28.98%
Annual Return 2010	rr_AnnualReturn2010	11.77%
Annual Return 2011	rr_AnnualReturn2011	(1.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.70%)
Label	rr_AverageAnnualReturnLabel	Class J Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | J Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.22%)
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | J Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.03%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003

[1]	The returns shown in the bar chart are for Class J shares. The performance of Class I shares will differ due to differences in expenses.
[2]	The Fund's year-to-date total return as of June 30, 2012 was 7.33%.
[3]	Class I shares are subject to an annual shareholder servicing fee not to exceed 0.10% of average daily net assets of the Class I shares.
[4]	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year's expenses. In addition, Other Expenses for the Class J shares include sub-transfer agency fees paid to certain financial intermediaries who maintain omnibus accounts in the Fund and provide shareholder recordkeeping and servicing to their customers who own shares of the Fund.

The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund
SUMMARY OF THE FUND
investment objective
The objective of the Jensen Portfolio doing business as ("d/b/a") the Jensen Quality Growth Fund (the "Fund") is long-term capital appreciation.
fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Jensen Portfolio doing business as Jensen Quality Growth Fund R Shares
Management Fees		0.50%
Distribution (12b-1) Fees		0.50%
Shareholder Servicing Fee	[1]	0.08%
Other Expenses	[2]	0.08%
Total Annual Fund Operating Expenses	[3]	1.16%
[1]	Class R shares are subject to an annual shareholder servicing fee not to exceed 0.25% of average daily net assets of the Class R shares.
[2]	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year's expenses.
[3]	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the statutory Prospectus, which reflects the actual historical operating expenses of the Fund and does not include a full year of the Shareholder Servicing Fee which went into effect July 1, 2011 and is used to pay for shareholder support services, including the recordkeeping and administrative services provided by retirement plan administrators to retirement plans (and their participants) that are shareholders of the Class R shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Jensen Portfolio doing business as Jensen Quality Growth Fund R Shares	118	368	638	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the total annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.80% of the average value of its portfolio.
principal investment strategies
To achieve its objective, the Fund invests in equity securities of approximately
25 to 30 companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Fund's investment adviser, Jensen Investment
Management, Inc. (the "Adviser"):

o Have consistently achieved a high return on equity and have a trend of growing free cash flow over the prior ten years;

o Be in excellent financial condition; and

o Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of persistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of
$1 billion or more, and a return on equity of 15% or greater in each of the last
10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund's investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund's objective. In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund's investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company's operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund's investment portfolio at any time securities of approximately 25 to 30 primarily domestic companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio.
The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
principal risks of investing in the fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the
Fund. The principal risks of investing in this Fund are:

o Stock Market Risk

The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

o Management Risk

The Adviser may be incorrect in its judgment of the value of particular stocks.
The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's investment objective will be achieved.

o Non-diversification

The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value ("NAV") of the Fund.

o Company and Sector Risk

The Fund's investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the
Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the
Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund's performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the
Fund was able to invest in such rapidly growing, non-qualifying companies.

o Large-Cap Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.
performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one and five years and since inception compare with those of a broad measure of market performance. The
Fund's past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.jenseninvestment.com, or by calling the Fund toll-free at 1-800-992-4144.
Jensen Quality Growth Fund - Class R Shares Annual Total Return as of December 31 of Each Year	[1]

During the ten year period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarter: 15.79% (2nd quarter 2009) Worst Quarter: -21.75% (4th quarter 2008)
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns The Jensen Portfolio doing business as Jensen Quality Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
R Shares	Class R Shares Return Before Taxes	(1.17%)	1.46%	4.16%	Jul 30, 2003
R Shares After Taxes on Distributions	Class R Shares Return After Taxes on Distributions	(1.32%)	1.19%	3.96%	Jul 30, 2003
R Shares After Taxes on Distributions and Sales	Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.57%)	1.20%	3.58%	Jul 30, 2003
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	5.01%	Jul 30, 2003

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

[1]	The Fund's year-to-date total return as of June 30, 2012 was 7.17%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2012
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Jensen Portfolio doing business as ("d/b/a") the Jensen Quality Growth Fund (the "Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the total annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.80% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its objective, the Fund invests in equity securities of approximately
25 to 30 companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Fund's investment adviser, Jensen Investment
Management, Inc. (the "Adviser"):

o Have consistently achieved a high return on equity and have a trend of growing free cash flow over the prior ten years;

o Be in excellent financial condition; and

o Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of persistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of
$1 billion or more, and a return on equity of 15% or greater in each of the last
10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund's investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund's objective. In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund's investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company's operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund's investment portfolio at any time securities of approximately 25 to 30 primarily domestic companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio.
The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its
		assets may be invested in a limited number of issuers of securities.
Risk [Heading]	rr_RiskHeading	principal risks of investing in the fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the
Fund. The principal risks of investing in this Fund are:

o Stock Market Risk

The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

o Management Risk

The Adviser may be incorrect in its judgment of the value of particular stocks.
The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's investment objective will be achieved.

o Non-diversification

The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value ("NAV") of the Fund.

o Company and Sector Risk

The Fund's investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the
Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the
Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund's performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the
Fund was able to invest in such rapidly growing, non-qualifying companies.

o Large-Cap Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term
		market price fluctuations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value ("NAV") of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one and five years and since inception compare with those of a broad measure of market performance. The
Fund's past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
		www.jenseninvestment.com, or by calling the Fund toll-free at 1-800-992-4144.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one and five years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-4144
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jenseninvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Jensen Quality Growth Fund - Class R Shares Annual Total Return as of December 31 of Each Year	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten year period shown on the bar chart, the Fund's best and worst quarters are shown below: Best Quarter: 15.79% (2nd quarter 2009) Worst Quarter: -21.75% (4th quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred
		arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.08%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2004	rr_AnnualReturn2004	5.80%
Annual Return 2005	rr_AnnualReturn2005	(1.64%)
Annual Return 2006	rr_AnnualReturn2006	13.73%
Annual Return 2007	rr_AnnualReturn2007	7.01%
Annual Return 2008	rr_AnnualReturn2008	(29.15%)
Annual Return 2009	rr_AnnualReturn2009	28.65%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Annual Return 2011	rr_AnnualReturn2011	(1.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.75%)
Label	rr_AverageAnnualReturnLabel	Class R Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | R Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | R Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003

[1]	The Fund's year-to-date total return as of June 30, 2012 was 7.17%.
[2]	Class R shares are subject to an annual shareholder servicing fee not to exceed 0.25% of average daily net assets of the Class R shares.
[3]	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year's expenses.
[4]	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the statutory Prospectus, which reflects the actual historical operating expenses of the Fund and does not include a full year of the Shareholder Servicing Fee which went into effect July 1, 2011 and is used to pay for shareholder support services, including the recordkeeping and administrative services provided by retirement plan administrators to retirement plans (and their participants) that are shareholders of the Class R shares.